Annual Total Returns- Vanguard Value Index Fund (ETF) [BarChart] - ETF - Vanguard Value Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.16%	15.19%	33.03%	13.19%	(0.89%)	16.88%	17.12%	(5.39%)	25.85%	2.23%